State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Administrative Shares (STFAX)

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.15%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.21%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$22	$81	$155	$375

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Class R Shares

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.60%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.66%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$67	$223	$403	$924

State Street Institutional Investment Trust

SUPPLEMENT DATED JULY 11, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

State Street Equity 500 Index Fund

Service Shares (STBIX)

Effective on or about August 8, 2014 all references to the State Street Equity 500 Index Portfolio in the Prospectus and Statement of Additional Information are replaced with State Street Equity 500 Index II Portfolio.

Effective on or about August 8, 2014, the following replaces disclosure in the Fund’s Prospectus titled “Fees and Expenses of the Fund” and “Example.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.02%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses(1)	0.14%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.31%

(1)	Reflects estimated amounts for the current fiscal year.
(2)	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$113	$211	$500